Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 12,747	$ 24,647		$ 16,512
Marketable securities	75,772	70,323		18,061
Prepaid and other current assets	2,181	1,212		758
Total current assets	90,700	96,182		35,331
Property and equipment, net	55	62		57
Other assets	708	764		614
Total assets	91,463	97,008		36,002
Liabilities
Accounts payable	697	1,934		1,020
Accrued liabilities	2,104	2,589		2,486
Total current liabilities	2,801	4,523		3,506
Other long-term liabilities	421	485		254
Total liabilities	3,222	5,008		3,760
Commitments and Contingencies
Stockholders' Equity
Preferred stock, authorized, 20,000,000 shares Series B convertible redeemable preferred stock liquidation value, 0.001 share of common stock, $0.01 par value; 825,000 shares designated; issued and outstanding, 10,000 shares at March 31, 2022 and December 31, 2021, respectively	0	0		0
Common stock, $0.001 par value, authorized 500,000,000 shares; issued 60,544,144 and 59,800,792 shares at March 31, 2022 and December 31, 2021, respectively; and outstanding, 60,533,064 and 59,789,712 shares at March 31, 2022 and December 31, 2021, respectively	61	60		19
Additional paid-in capital	546,580	545,988		458,748
Treasury stock, at cost; 11,080 shares at March 31, 2022 and December 31, 2021	(708)	(708)		(708)
Accumulated deficit	(457,242)	(453,016)		(425,550)
Accumulated other comprehensive loss	(196)	(70)		(13)
Total Caladrius Biosciences, Inc. stockholders' equity	88,495	92,254		32,496
Non-controlling interests	(254)	(254)		(254)
Total stockholders' equity	88,241	92,000	$ 110,014	32,242	$ 20,553
Total liabilities, non-controlling interests and stockholders' equity	$ 91,463	$ 97,008		$ 36,002